Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Short-term borrowings [Abstract]
Total	[1]	¥ 841,758	¥ 743,497
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	3,109,606	2,929,128
Bonds and notes issued		4,781,665	4,426,062
Subtotal		7,891,271	7,355,190
Trading balances of secured borrowings		24,498	27,317
Total		7,915,769	7,382,507
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	925,215	917,154
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,048,497	1,127,503
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	848,470	725,235
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	265,154	174,205
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	978,438	850,291
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	715,891	631,674
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	313,000	179,291
Bank borrowings	[1]	77,101	108,801
Other	[1]	¥ 451,657	¥ 455,405

[1]	Includes secured borrowings of \96,840 million as of March 31, 2018 and \173,690 million as of March 31, 2019.
[2]	Includes secured borrowings of \111,147 million as of March 31, 2018 and \65,517 million as of March 31, 2019.
[3]	Includes secured borrowings of \888,088 million as of March 31, 2018 and \910,224 million as of March 31, 2019.